SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Estimated Useful Lives for Significant Property And Equipment
Useful life
Office equipment and furniture	5 years
Transportation vehicles	5 years
Electronic equipment	5 years

Summary of Currency Exchange Rates
	June 30,	June 30,	December 31,
	2024	2023	2023
Period end spot rate	US$1=RMB7.2672	US$1=RMB7.2513	US$1=RMB7.0999
Average rate	US$1=RMB7.2155	US$1=RMB6.9688	US$1=RMB7.0809